Note 22 - Quaint Oak Bancorp, Inc. (Parent Company Only) - Statements of Cash Flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Net Income	$ 2,477,000	$ 2,004,000
Depreciation expense	200,000	202,000
Amortization of subordinated debt issuance costs	34,000
Stock-based compensation expense	359,000	340,000
Net cash provided by operating activities	(1,852,000)	4,864,000
Investing Activities
Net cash used in investing activities	(36,848,000)	(15,722,000)
Net proceeds from the issuance of subordinated debt		7,831,000
Dividends paid	(676,000)	(511,000)
Purchase of treasury stock	(339,000)	(793,000)
Proceeds from the reissuance of treasury stock	38,000	64,000
Proceeds from the exercise of stock options	190,000	534,000
Net cash (used in) provided by financing activities	27,243,000	28,960,000
Net (Decrease) Increase in Cash and Cash Equivalents	(11,457,000)	18,102,000
Cash and Cash Equivalents – Beginning of Year	26,012,000	7,910,000
Cash and Cash Equivalents – End of Year	14,555,000	26,012,000
Parent Company [Member]
Net Income	2,477,000	2,004,000
Undistributed net income in subsidiary	(2,936,000)	(1,324,000)
Depreciation expense	53,000	44,000
Amortization of subordinated debt issuance costs	34,000
Stock-based compensation expense	359,000	340,000
Increase in other assets	(2,000)	(84,000)
Decrease in other liabilities		(11,000)
Net cash provided by operating activities	(15,000)	969,000
Investing Activities
Investment in subsidiary		(6,500,000)
Purchase of property and equipment	(125,000)	(209,000)
Net cash used in investing activities	(125,000)	(6,709,000)
Net proceeds from the issuance of subordinated debt		7,831,000
Dividends paid	(676,000)	(511,000)
Purchase of treasury stock	(339,000)	(793,000)
Proceeds from the reissuance of treasury stock	38,000	64,000
Proceeds from the exercise of stock options	190,000	534,000
Net cash (used in) provided by financing activities	(787,000)	7,125,000
Net (Decrease) Increase in Cash and Cash Equivalents	(927,000)	1,385,000
Cash and Cash Equivalents – Beginning of Year	1,596,000	211,000
Cash and Cash Equivalents – End of Year	$ 669,000	$ 1,596,000